Concentrations of Credit Risk - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Concentrations of Credit Risk [Line Items]
Average commercial mortgage financing loan amount	$ 2,350,000,000	$ 2,286,000,000
Residential real estate	10,400,000,000	10,700,000,000
Residential real estate loans as percentage of total U.S. loans	37.00%	38.00%
Lower limit of generally required loan to collateral value for residential real estate loans	65.00%
Upper limit of generally required loan to collateral value for residential real estate loans	80.00%
Legally binding commitments to extend credit	1,200,000,000	2,200,000,000
Credit risk to banks	18,900,000,000	16,800,000,000
Credit risk to banks - non-interest bearing balances held at banks	3,700,000,000	4,200,000,000
Greater Chicago Area
Concentrations of Credit Risk [Line Items]
Residential real estate	3,200,000,000
Florida
Concentrations of Credit Risk [Line Items]
Residential real estate	2,500,000,000
California State
Concentrations of Credit Risk [Line Items]
Residential real estate	1,600,000,000
Commercial Real Estate | Commercial
Concentrations of Credit Risk [Line Items]
Average commercial mortgage financing loan amount	$ 1,700,000